REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregated revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2018	2019	2020
Room revenues	6,894	7,057	5,735
Food and beverage revenues	304	351	608
Others	272	310	565
Leased and owned hotels revenue	7,470	7,718	6,908
Initial one-time franchise fee	79	93	110
On-going management and service fees	983	1,228	1,057
Central reservation system usage fees, other system maintenance and support fees	630	908	908
Reimbursements for hotel manager fees	455	581	657
Other fees	380	532	404
Manachised and franchised hotels revenue	2,527	3,342	3,136
Other revenues	66	152	152
Total revenues	10,063	11,212	10,196

Schedule of contract balances

The Group’s contract assets are insignificant at December 31, 2019 and 2020.

	As of December 31,
	2019	2020
Current contract liabilities	1,179	1,272
Long-term contract liabilities	559	662
Total contract liabilities	1,738	1,934

The contract liabilities balances above which are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2019 and 2020 were comprised of the following:

	As of December 31,
	2019	2020
Initial fees received from franchisees owners	869	924
Cash received for membership fees and not recognized as revenue	400	430
Advances received from customers	412	529
Deferred revenue related to the loyalty program	57	51
Total	1,738	1,934